Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Share Capital and Employee Compensation Plans

20. SHARE CAPITAL AND EMPLOYEE COMPENSATION PLANS
The Company has a comprehensive stock option and compensation share plan for its employees, directors and officers (the “Compensation Plan”). The Compensation Plan provides for the issuance of common shares and stock options, as incentives. The maximum number of shares which may be issued pursuant to options granted or bonus shares issued under the Compensation Plan may be equal to, but will not exceed 6,461,470 shares. The exercise price of each option shall be the weighted average trading price of the Company’s stock for the five trading days prior to the award date. The options can be granted for a maximum term of 10 years with vesting provisions determined by the Company’s Board of Directors. Subject to certain exceptions, any modifications to the Compensation Plan require shareholders’ approval.
The Board has developed long-term incentive plan (“LTIP”) guidelines, which provide annual compensation to the senior managers of the Company based on the long-term performance of both the Company and the individuals that participate in the plan. The LTIP consists of an annual grant of options to buy shares of the Company and a grant of the Company’s common shares with a two year no trading legend. The options are seven year options which vest evenly in two annual instalments. Options and common shares granted under the LTIP are based on employee salary levels, individual performance and their future potential. In addition, the restricted share units (“RSUs”) plan described below is part of the LTIP. In early 2014, the Board approved the adding of performance share units (“PSUs”) to the Company’s LTIP, as described below.
The Compensation Committee oversees the LTIP on behalf of the Board of Directors. The LTIP guidelines can be modified or suspended, at the discretion of the Board of Directors. Additionally, from time to time, the Company issues replacement awards and warrants related to acquisitions.
Transactions concerning stock options are summarized as follows in CAD:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2015	1,552,923	$15.98
Granted	45,705	$23.61
Exercised	(254,146)	$12.30
Expired	(9,352)	$24.70
Forfeited	(24,266)	$21.07
As at December 31, 2016	1,310,864	$16.81
Granted	91,945	18.64
Exercised	(307,266)	$11.24
Expired	(61,891)	40.22
Forfeited	(97,529)	$23.60
As at December 31, 2017	936,123	$16.56

Long Term Incentive Plan
During the year ended December 31, 2017, the Company awarded 123,113 (2016 - 82,338) common shares with a two year holding period and granted 91,945 (2016 – 45,705) options under this plan. The Company used as its assumptions for calculating the fair value, a risk free interest rate of 2.0% - 2.4% (2016 – 1.2% - 1.3%), weighted average volatility of 42% using a historical volatility (2016 – 54%), expected lives ranging from 3.5 to 4.5 (2016 – 3.5 to 4.5) years, expected dividend yield of 2.4% - 2.8% (2016 – 1.4% - 1.7%), and an exercise price of CAD $18.64 (2016 – CAD $23.61) per share. The weighted average fair value of each option was determined to be CAD $5.30 (2016 – CAD $8.94).
During the year ended December 31, 2017, 307,266 common shares were issued in connection with the exercise of options under the plan (2016 – 254,146 common shares), 61,891 options expired (2016 - 9,352) and 97,529 options were forfeited (2016 – 24,266).
100,000 common shares were issued to a former employee of the Company during the year ended December 31, 2016, there were no such issuances in 2017.
During the year ended December 31, 2017, 12,291 common shares were issued to Directors in lieu of Directors fees of $0.2 million (2016 - 14,434 common shares in lieu of fees of $0.2 million).
Share Option Plan
The following table summarizes information concerning stock options outstanding and options exercisable as at December 31, 2017. The underlying option agreements are specified in Canadian dollar amounts.

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2017	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2017	Weighted Average Exercise Price CAD$
$9.76 - $11.57	340,305	55.63	$10.03	340,305	$10.03
$11.58 - $17.01	99,742	50.99	$11.81	99,742	$11.81
$17.02 - $18.53	124,188	26.42	$18.38	124,188	$18.38
$18.54 - $24.90	371,888	36.44	$23.19	257,093	$24.79
	936,123	43.64	$16.56	821,328	$16.13

For the year ended December 31, 2017 the total employee share-based compensation expense recognized in the income statement was $3.1 million (2016 - $3.8 million).
Performance Share Units
In early 2014, the Board approved the adding of PSUs to the Company’s LTIP. PSUs are notional share units that mirror the market value of the Company’s common shares (the “Shares”). Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board approved the issuance of 54,962 PSUs for 2017 with a share price of CAD $19.04 (2016 - 38,119 PSUs approved at a share price of CAD $22.22). Compensation expense for PSUs was $1.0 million for the year ended December 31, 2017 (2016 - $0.6 million) and is presented as a component of general and administrative expense.
At December 31, 2017, the following PSU’s were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2015	103,671	$683
Granted	38,119	638
Paid out	—	—
Forfeited	—	—
Change in value	—	831
As at December 31, 2016	141,790	$2,152
Granted	54,962	823
Paid out	(30,408)	(875)
Forfeited	—	—
Change in value	—	511
As at December 31, 2017	166,344	$2,611

Restricted Share Units
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. The RSUs are settled in cash or Common Shares at the discretion of the Board and vest in two installments, the first 50% vest on the first anniversary date of the grant and a further 50% vest on the second anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on Pan American common share over the vesting period.
Compensation expense for RSU’s was $2.0 million for the year ended December 31, 2017 (2016 – $3.5 million) and is presented as a component of general and administrative expense.
At December 31, 2017, the following RSU’s were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2015	380,144	$2,495
Granted	164,132	2,919
Paid out	(224,805)	(3,769)
Forfeited	(4,048)	(61)
Change in value	—	3,180
As at December 31, 2016	315,423	$4,764
Granted	184,187	2,698
Paid out	(222,006)	(3,257)
Forfeited	(15,591)	(243)
Change in value	—	136
As at December 31, 2017	262,013	$4,098

Issued share capital
The Company is authorized to issue 200,000,000 common shares of no par value.
Dividends
The Company declared the following dividends for the period starting January 1, 2016 until March 22, 2018:

Declaration Date	Ex-dividend date	Dividend per common share
February 20, 2018 (1)	March 5, 2018	$0.0350
November 8, 2017	November 20, 2017	$0.0250
August 9, 2017	August 21, 2017	$0.0250
May 9, 2017	May 23, 2017	$0.0250
February 14, 2017	February 27, 2017	$0.0250
November 14, 2016	November 25, 2016	$0.0125
August 11, 2016	August 23, 2016	$0.0125
May 11, 2016	May 24, 2016	$0.0125
February 17, 2016	February 29, 2016	$0.0125

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.